Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting—The Plan’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of additions and deductions during the reporting periods. Actual results may differ from those estimates.

Investment Valuation and Income Recognition—Investments held by the Plan are carried at fair value. There have been no changes in investment valuation methodologies. Valuation and income recognition policies are as follows:

Investment in Mutual Funds—The Plan’s investments in mutual funds are stated at fair value based on quoted market prices.

Investment in Common Stock—Investments in shares of SAIC common stock are recorded at their last quoted market price on the last business day of the respective plan year. SAIC shares were publicly traded on the New York Stock Exchange through the year ended December 31, 2023, subsequently moving to the NASDAQ in March 2024.

Self-Directed Brokerage Fund—The Plan’s investments in the self-directed brokerage fund are stated at fair value based on quoted market prices.

Investment in Collective Trusts—The Plan's investments in collective trusts are carried at net asset value (“NAV”) per unit as a practical expedient to estimate fair value, which is determined by the trustee using the fair value of the underlying investments.

Investment Income—Realized gains and losses on sales of investments are calculated as the difference between the fair value of the investments upon sale and the fair value of the investments at purchase. Unrealized appreciation or depreciation is calculated as the difference between the fair value of the investments at the end of the year and the fair value of the investments at the beginning of the year or on the date of purchase if purchased during the year. Interest income is recorded as earned, and dividends are recorded on the ex-dividend date.

Notes Receivable from Participants—Notes receivable from participants are carried at the aggregate unpaid principal balance, plus accrued, unpaid interest of loans outstanding. If a participant defaults on a loan, it becomes a distribution from the Plan to the participant.

Distributions Paid to Participants—Benefit payments to participants are recorded upon distribution. There were no distributions payable to participants who had elected to withdraw from the Plan but had not yet been paid as of December 31, 2025 and 2024.

Administrative Expenses—Administrative expenses of the Plan are paid by the Plan sponsor or Plan participants as provided in the Plan document. Payments for service fees, professional fees, and plan-related investment advisory fees are generally funded from assessments charged on participant accounts.